FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF SHORT-TERM INVESTMENTS WITH UNREALIZED LOSSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	$ 2,016	$ 13,400
Short-term investments, Less than 12 months, Unrealized Losses	(1)	(14)
Short-term investments, 12 months or Greater, Fair Value		7,586
Short-term investments, 12 months or Greater, Unrealized Losses		(9)
Short-term investments, Total Fair Value	2,016	20,986
Short-term investments, Total Unrealized Losses	(1)	(23)
Commercial paper
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value		6,042
Short-term investments, Less than 12 months, Unrealized Losses		(5)
Short-term investments, Total Fair Value		6,042
Short-term investments, Total Unrealized Losses		(5)
Agency bonds
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value		3,760
Short-term investments, Less than 12 months, Unrealized Losses		(6)
Short-term investments, 12 months or Greater, Fair Value		6,579
Short-term investments, 12 months or Greater, Unrealized Losses		(8)
Short-term investments, Total Fair Value		10,339
Short-term investments, Total Unrealized Losses		(14)
U.S. Treasury bills
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value		488
Short-term investments, Less than 12 months, Unrealized Losses		(2)
Short-term investments, 12 months or Greater, Fair Value		1,007
Short-term investments, 12 months or Greater, Unrealized Losses		(1)
Short-term investments, Total Fair Value		1,495
Short-term investments, Total Unrealized Losses		(3)
Corporate debt securities
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	2,016	3,110
Short-term investments, Less than 12 months, Unrealized Losses	(1)	(1)
Short-term investments, Total Fair Value	2,016	3,110
Short-term investments, Total Unrealized Losses	$ (1)	$ (1)